Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 24,895,588	$ 6,545,454
Liabilities	3,537,796	2,474,987
Net fair value	21,357,792	4,070,467
Future Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,246,261	4,533,559
Liabilities	1,548,907	797,767
Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,901,957	2,011,895
Liabilities	1,988,889	1,677,220
Investments in U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	21,747,370
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,402,440	4,808,516
Liabilities	1,915,062	1,170,759
Net fair value	(512,622)	3,637,757
Level 1 [Member] | Future Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,246,261	4,533,559
Liabilities	1,548,907	797,767
Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	156,179	274,957
Liabilities	366,155	372,992
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	23,493,148	1,736,938
Liabilities	1,622,734	1,304,228
Net fair value	21,870,414	432,710
Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,745,778	1,736,938
Liabilities	1,622,734	1,304,228
Level 2 [Member] | Investments in U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	21,747,370
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	60,493,287	9,574,552
Liabilities	3,556,814	3,112,070
Net fair value	56,936,473	6,462,482
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Future Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	3,831,162	7,228,527
Liabilities	2,431,726	1,519,724
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,168,919	2,346,025
Liabilities	1,125,088	1,592,346
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	55,493,206
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	4,572,104	8,928,263
Liabilities	3,386,514	2,961,635
Net fair value	1,185,590	5,966,628
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 1 [Member] | Future Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	3,831,162	7,228,527
Liabilities	2,431,726	1,519,724
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	740,942	1,699,736
Liabilities	954,788	1,441,911
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	55,921,183	646,289
Liabilities	170,300	150,435
Net fair value	55,750,883	495,854
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	427,977	646,289
Liabilities	170,300	$ 150,435
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 2 [Member] | Investments in U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 55,493,206